Income taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Income taxes
Property, plant and equipment	$ 130	$ 130
Other	309	313
Total deferred tax liabilities	439	443
Provisions and reserves	(406)	(395)
Net deferred tax liabilities	$ 33	$ 48